Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net loss	$ (5,608,568)	$ (3,725,772)	$ (7,723,404)	$ (5,578,690)
Stock-based compensation expense	250,887	477,660	1,017,938	499,690
Depreciation, amortization and accretion	242,427	49,164	118,202	97,476
Amoritzation of debt issuance costs	147,805	0
Derivative expense	78,038	0
Amortization of prepaid research and development - related party	60,991	60,992	121,984	35,579
Deferred taxes	0	(23,910)	(23,910)	(813,697)
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) in accounts receivable	(131,408)	(6,906)	(157,058)	0
(Increase) in inventory	(613,673)	(10,453)	(39,442)	0
(Increase) decrease in prepaid expenses, other	(370,656)	485,889	150,434	(497,322)
(Increase) in prepaid research and development - related party	0	(150,000)	(150,000)	(465,000)
(Decrease) in accounts payable and accrued liabilities	(126,781)	(298,677)
Increase in accounts payable	38,451	(561,059)	547,314	421,870
Increase in accrued compensation	296,081	94,247	196,503	0
(Decrease) increase in interest payable to Ampio	161,988	74,936	(46,002)	46,002
(Decrease) in payable to Ampio			(561,059)	561,059
Increase in deferred rent	10,245	0
(Decrease) increase in deferred revenue	(42,857)	(42,858)	(85,714)	191,071
Net cash used in operating activities	(5,607,030)	(3,576,747)	(6,634,214)	(5,501,962)
Cash flows used in investing activities
Deposits	1,998	(1,998)	(4,886)	0
Purchase of ProstaScint Business	(540,000)	0	(1,000,000)	0
Purchases of fixed assets	(125,161)	0	0	(9,298)
Net cash used in investing activities	(663,163)	(1,998)	(1,004,886)	(9,298)
Cash flows from financing activities
Ampio stock subscription payment	5,000,000	0	5,000,000	0
Proceeds from convertible promissory notes, net	5,175,000	0	7,400,000	4,600,000
Luoxis option payout pursuant to the merger			(27,476)	0
Liabilities paid out pursuant to the merger			(20,013)	0
Contribution from Ampio	0	1,100,000	0	637,210
Debt issuance costs (Note 8)	(298,322)
Net cash provided by financing activities	9,876,678	1,100,000	12,352,511	5,237,210
Net change in cash and cash equivalents	3,606,485	(2,478,745)	4,713,411	(274,050)
Cash and cash equivalents at beginning of period	7,353,061	2,639,650	2,639,650	2,913,700
Cash and cash equivalents at end of period	10,959,546	160,905	7,353,061	2,639,650
Non-cash transactions:
Ampio stock subscription			5,000,000	0
Ampio unpaid debt converted to stock, received prior to 2015			4,600,000	0
Contingent consideration related to the ProstaScint purchase			664,000	0
Issuance of common stock in exchange for Vyrix acquired assets			0	6,803,356
Related party research and development liability included in prepaid research and development - related party			$ 0	$ 150,000
Warrant derivative liability related to the issuance of the convertible promissory notes (Note 8)	102,931	0
Primsol business purchase included in primsol payable, $1,250,000 less future accretion of $173,000	1,077,000	0
Fixed asset purchases included in accounts payable	$ 7,708	$ 0